Concentrations (Details) - Schedule of concentration risks ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥)		Jun. 30, 2021 USD ($)		Jun. 30, 2020 CNY (¥)		Jun. 30, 2019 CNY (¥)
Concentration Risk [Line Items]
Total net revenues	¥ 151,987		$ 23,540		¥ 77,414		¥ 133,117
Net revenues, percentage	79.50%		79.50%		59.80%		65.50%
Company A [Member]
Concentration Risk [Line Items]
Total net revenues	¥ 29,264		$ 4,532			[1]	¥ 109,130
Net revenues, percentage	15.30%		15.30%			[1]	53.70%
Company B [Member]
Concentration Risk [Line Items]
Total net revenues	¥ 122,723		$ 19,008		¥ 45,921			[1]
Net revenues, percentage	64.20%		64.20%		35.50%			[1]
Company C [Member]
Concentration Risk [Line Items]
Total net revenues		[1]		[1]	¥ 14,703		¥ 23,987
Net revenues, percentage		[1]		[1]	11.30%		11.80%
Company D [Member]
Concentration Risk [Line Items]
Total net revenues		[1]		[1]	¥ 16,790			[1]
Net revenues, percentage		[1]		[1]	13.00%			[1]

[1]	represented less than 10% of total net revenues for the year ended.